UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital Management, L.L.C.
Address:          350 Madison Avenue, 9th Floor
                  New York, New York 10017


Form 13F File Number: 028-10823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay Petschek
Title:            Managing Member
Phone:            (212) 389-8240

Signature, Place, and Date of Signing:

     /s/ Jay Petschek         New York, New York          May 12, 2010
     --------------------     -------------------         ------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $307,698 (thousands)


List of Other Included Managers:

   None.


                                                           FORM 13F INFORMATION TABLE

                                                           FOR QUARTER ENDED 3/31/10


    NAME OF ISSUER                          TITLE OF          CUSIP       VALUE    SHARES/   PUT/  INVESTMENT    VOTING AUTHORITY
                                            CLASS                         (X$1000) PRN AMT   CALL   DSCRETN    SOLE    SHARED  NONE
4 KIDS ENTERTAINMENT INC                    COM               350865101       $50     43,381  SOLE                43,381
ACCELRYS INC                                COM               00430U103      $149     24,254  SOLE                24,254
ALPHA NATURAL RESOURCES INC                 COM               02076X102    $5,968    119,625  SOLE               119,625
AMERICAN COMMERCIAL LINES INC  NEW          COM               '025195405     $921     36,700  SOLE                36,700
AMERICAN WTR WKS CO INC  NEW                COM               '030420103   $2,513    115,500  SOLE               115,500
AMICAS INC                                  COM               '001712108     $668    110,903  SOLE               110,903
AMTRUST FINANCIAL SERVICES INC              COM               '032359309   $5,426    388,933  SOLE               388,933
AON CORP(FRA)                               COM               '037389103   $2,896     67,800  SOLE                67,800
ARABIAN AMERN DEV CO                        COM               '038465100      $27     10,000  SOLE                10,000
ARCH CAP GROUP LTD                          ORD               G0450A105    $1,502     19,700  SOLE                19,700
BANK OF AMERICA CORP                        COM               '060505104   $6,078    340,500  SOLE               340,500
BARRICK GOLD CORP                           COM                67901108    $1,013     26,416  SOLE                26,416
BERKLEY W R CORP                            COM               '084423102   $6,799    260,598  SOLE               260,598
BERKSHIRE HATHAWAY INC DEL                  CL B NEW          '084670702   $1,991     24,500  SOLE                24,500
BOEING CO                                   COM               '097023105   $1,405     19,350  SOLE                19,350
BROOKFIELD PPTYS CORP                       COM               112900105      $450     29,300  SOLE                29,300
BRUKER CORP                                 COM               116794108    $1,235     84,300  SOLE                84,300
CAPITALSOURCE INC                           COM               14055X102   $11,848  2,119,500  SOLE             2,119,500
CHIQUITA BRANDS INTL INC                    COM               170032809    $9,507    604,400  SOLE               604,400
CIT GROUP INC                               COM               125581801    $1,169     30,000  SOLE                30,000
CITIGROUP INC                               COM               172967101    $1,525    376,500  SOLE               376,500
COCA COLA ENTERPRISES INC                   COM               191219104    $3,327    120,270  SOLE               120,270
COMCAST CORP NEW                            CL A              20030N101      $471     25,000  SOLE                25,000
COMCAST CORP NEW                            CL A SPL          20030N200    $8,311    462,500  SOLE               462,500
COMPASS MINERALS INTL INC                   COM               20451N101      $802     10,000  SOLE                10,000
COVANTA HLDG CORP                           COM               22282E102    $1,666    100,000  SOLE               100,000
CRAWFORD & CO                               CL A              224633206      $625    206,869  SOLE               206,869
DATA I/O CORP                               COM               237690102      $328     71,062  SOLE                71,062
DISH NETWORK CORP                           CL A              25470M109      $364     17,500  SOLE                17,500
ECHOSTAR CORP                               CL A              278768106    $1,965     96,903  SOLE                96,903
EDISON INTL                                 COM               281020107    $1,695     49,600  SOLE                49,600
ENCORE CAP GROUP INC                        NOTE 3.375% 9/1   292554AB8      $990  1,000,000  SOLE             1,000,000
EXPEDIA INC DEL                             COM               30212P105   $12,475    500,000  SOLE               500,000
FIDELITY NATL INFORMATION SV                COM               31620M106    $9,189    392,029  SOLE               392,029
GENERAL DYNAMICS CORP                       COM               369550108      $973     12,600  SOLE                12,600
GENERAL GROWTH PPTYS INC                    COM               370021107      $938     58,313  SOLE                58,313
GENWORTH FINL INC                           COM CL A          37247D106    $4,585    250,000  SOLE               250,000
GLOBE SPECIALTY METALS INC                  COM               37954N206   $19,537  1,745,912  SOLE             1,745,912
GOOGLE INC                                  CL A              38259P508    $1,662      2,930  SOLE                 2,930
HARVEST NATURAL RESOURCES IN                COM               41754V103    $2,630    349,286  SOLE               349,286
HRPT PPTYS TR                               COM SH BEN INT    40426W101    $2,140    275,000  SOLE               275,000
HYATT HOTELS CORP                           COM CL A          448579102    $2,961     76,000  SOLE                76,000
INNOPHOS HOLDINGS INC                       COM               45774N108   $12,781    458,084  SOLE               458,084
JESUP & LAMONT INC                          COM               477046106       $49    230,573  SOLE               230,573
JPMORGAN CHASE & CO                         COM               46625H100      $444      9,925  SOLE                 9,925
KAPSTONE PAPER & PACKAGING C                COM               48562P103   $12,440  1,048,000  SOLE             1,048,000
KAR AUCTION SVCS INC                        COM               48238T109   $10,126    672,401  SOLE               672,401
KENDLE INTERNATIONAL INC                    NOTE 3.375% 7/1   48880LAA5    $1,717  1,800,000  SOLE             1,800,000
KRAFT FOODS INC                             CL A              50075N104    $7,137    236,000  SOLE               236,000
KVH INDS INC                                COM               482738101      $132     10,000  SOLE                10,000
LEAR CORP                                   COM NEW           521865204      $397      5,000  SOLE                 5,000
LIBERTY MEDIA CORP NEW                      CAP COM SER A     53071M302    $1,437     39,500  SOLE                39,500
LIVE NATION ENTERTAINMENT IN                COM               538034109    $7,909    545,449  SOLE               545,449
LOCKHEED MARTIN CORP                        COM               539830109    $1,153     13,850  SOLE                13,850
LOEWS CORP                                  COM               540424108    $2,625     70,400  SOLE                70,400
LOOKSMART LTD                               COM NEW           543442503       $18     17,425  SOLE                17,425
LORAL SPACE & COMMUNICATNS I                COM               543881106    $1,858     52,913  SOLE                52,913
LSB INDS INC                                COM               502160104    $4,535    297,594  SOLE               297,594
MAIDEN HOLDINGS LTD                         SHS               G5753U112   $11,452  1,549,712  SOLE             1,549,712
MARTIN MARIETTA MATLS INC                   COM               573284106    $1,621     19,400  SOLE                19,400
MDS INC                                     COM               55269P302    $9,670  1,192,336  SOLE             1,192,336
MEDCATH CORP                                COM               58404W109    $1,675    160,000  SOLE               160,000
META FINL GROUP INC                         COM               59100U108      $856     33,417  SOLE                33,417
MICROSOFT CORP                              COM               594918104      $293     10,000  SOLE                10,000
MILLICOM INTL CELLULAR S A                  SHS NEW           L6388F110    $1,319     14,800  SOLE                14,800
NEXEN INC                                   COM               65334H102    $1,236     50,000  SOLE                50,000
NII HLDGS INC                               NOTE 3.125% 6/1   62913FAJ1    $1,038  1,115,000  SOLE             1,115,000
NOBLE CORPORATION BAAR                      NAMEN -AKT        H5833N103    $1,815     43,400  SOLE                43,400
NOVELL INC                                  COM               670006105      $600    100,000  SOLE               100,000
PACER INTL INC TENN                         COM               69373H106      $151     25,000  SOLE                25,000
PEPSICO INC                                 COM               713448108    $2,291     34,630  SOLE                34,630
PFIZER INC                                  COM               717081103    $1,338     78,000  SOLE                78,000
PHH CORP                                    COM NEW           693320202    $1,296     55,000  SOLE                55,000
PHOTOMEDEX INC                              COM PAR $0.01     719358301    $2,644    256,412  SOLE               256,412
PRECISION DRILLING TR                       TR UNIT           740215108    $4,643    605,367  SOLE               605,367
PROVIDENCE & WORCESTER RR CO                COM               743737108      $245     21,321  SOLE                21,321
RESOURCE AMERICA INC                        CL A              761195205      $139     28,982  SOLE                28,982
RETAIL VENTURES INC                         COM               76128Y102      $718     87,470  SOLE                87,470
REX STORES CORP                             COM               761624105      $606     37,400  SOLE                37,400
SANDISK CORP                                NOTE 1.000% 5/1   80004CAC5    $1,765  2,000,000  SOLE             2,000,000
SCHWEITZER-MAUDUIT INTL INC                 COM               808541106    $6,140    129,090  SOLE               129,090
SEAHAWK DRILLING INC                        COM               81201R107    $4,501    238,776  SOLE               238,776
SPDR GOLD TRUST                             GOLD SHS          78463V107    $6,059     55,611  SOLE                55,611
SPDR S&P 500 ETF TR                         UNIT SER 1 S&P    78462F103    $8,249     70,500  SOLE                70,500
TECHTEAM GLOBAL INC                         COM               878311109      $197     29,200  SOLE                29,200
TECK RESOURCES LTD                          CL B              878742204    $5,630    129,250  SOLE               129,250
TECO ENERGY INC                             COM               872375100      $636     40,000  SOLE                40,000
TEVA PHARMACEUTICAL INDS LTD                ADR               881624209      $378      6,000  SOLE                 6,000
TIME WARNER CABLE                           COM               88732J207    $5,331    100,000  SOLE               100,000
WALTER ENERGY INC                           COM               93317Q105    $5,435     58,900  SOLE                58,900
WALTER INVT MGMT CORP                       COM               93317W102    $2,902    186,381  SOLE               186,381
WELLCARE HEALTH PLANS INC                   COM               94946T106    $1,296     43,500  SOLE                43,500
WESTMORELAND COAL CO                        COM               960878106    $2,442    193,478  SOLE               193,478
WILLIS GROUP HOLDINGS PUBLIC                SHS               G96666105    $1,871     59,800  SOLE                59,800
WYNDHAM WORLDWIDE CORP                      COM               98310W108    $3,692    143,500  SOLE               143,500
